The Board of Directors
WILLIAM G. McGAGH,* Chairman
RONALD J. ARNAULT+
JOHN E. BRYSON*
ANITA L. DeFRANTZ+
RONALD L. OLSON*
WILLIAM E. B. SIART*
LOUIS A. SIMPSON+
                                                PACIFIC
Officers                                        AMERICAN
JAMES W. HIRSCHMANN                              INCOME
President                                      SHARES,INC.
SCOTT F. GRANNIS                                 ANNUAL
Vice President                                   REPORT
ILENE S. HARKER                                   2001
Vice President
S. KENNETH LEECH
Vice President
STEPHEN A. WALSH
Vice President
MARIE K. KARPINSKI
Treasurer
ERIN K. MORRIS
Assistant Treasurer
LISA G. HATHAWAY
Secretary

INVESTMENT ADVISER
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

TRANSFER AGENT
EquiServe, L.L.P.
P.O. Box 8200
Boston, Massachusetts 02266-8200

*Member of Executive Committee
+Member of Audit Committee


       PACIFIC
      AMERICAN
       INCOME
     SHARES, INC.
    P.O. BOX 983
      PASADENA,
  CALIFORNIA 91105

                       PACAM-AR-01

Dear Shareholders:


Market Review and Performance

     Once again I'm pleased to report on what proved to be another solid year for both the bond market and the Pacific American Income Shares portfolio. Although it was not all smooth sailing, our strategies were rewarded by staying the course in the face of adversity, particularly in the wake of the events of September 11. Compared to turmoil in the equity markets and many overseas economies, bonds fulfilled their traditional role by providing a source of relative stability.

     As you know, the events of last year were dominated by the emergence of recession in most major economies, including our own, and by aggressive central bank efforts to ease monetary policy in response. Short-term interest rates virtually collapsed, but intermediate- and long-term rates fell hardly at all on balance, as markets in the closing months of the year began to anticipate a recovery -- and an attendant return to tighter monetary policy in the future. The economic weakness that emerged in the early months of the year helped provide the impetus for a modest relaxation of fiscal policy by summer. Although the events of September created additional economic disruption, they also served to strengthen the Bush administration and lay the foundation for what could prove to be a substantial increase in government spending over the course of the next several years.

     The corporate bond market was quite volatile during the year, but generated strong returns on balance as aggressive monetary easing helped offset the negative effects of weaker economic growth conditions. Tough economic conditions, plus comparatively high yields on corporate bonds relative to both Treasuries and inflation, served to impose unusually heavy debt burdens on most corporations, so it was not surprising to see a sharp pickup in default rates, and the year recorded some rather spectacular bankruptcies. Recorded inflation fell sharply in most countries, led by declining energy prices, and most commodity prices fell also. The dollar rose broadly, particularly against the yen, as U.S. monetary policy was perceived to have avoided excessive ease and as the long-term prospects for the U.S. economy remained generally bright.

     On balance, the portfolio was positioned to take advantage of declining interest rates, and our issue selection helped us navigate rather well through the adverse credit events which dogged the corporate bond market throughout the year. Thanks to the success of most of our strategies, the Pacific American portfolio recorded a positive total return (price gains/losses plus interest income, net of expenses) of 9.24% for the year. This compares favorably to the median return of 8.30% for the 14 funds in the portfolio's BBB Corporate Debt peer group as reported by Lipper Inc. The portfolio's share price appreciated from $13.50 to $14.56 over the course of the period, narrowing the portfolio's discount to net asset value from -9.0% to -3.7%.

     Although performance for the year 2001 was not at the top of the pack, the portfolio did rank #5 out of 14 similar funds, according to Lipper. More importantly, its long-term competitive track record remains outstanding. As of December 31, 2001, Pacific American's total return ranked #1 out of a total of 14 similar funds tracked by Lipper for the past 3 and 5 years, #1 out of 13 similar funds for the past 10 years, and #2 out of 13 similar funds for the past
15 years in Lipper Inc.'s group of closed-end investment grade bond funds.

Economic Outlook

     Fortunately, it does appear that we've seen the worst of the news on the U.S. economy. With help from lower short-term interest rates, modest reductions in taxes, lower energy prices and aggressive price discounting, the pace of layoffs has slackened, retail sales have held up, and the manufacturing sector shows increasing signs of having bottomed. It is too early, however, to say the economy as a whole has bottomed. The economy is still facing a variety of economic headwinds: historically high tax burdens (which are unlikely to drop soon since the impetus for fiscal stimulus has faded), high and rising unemployment, zero growth in personal income since last summer, unusually wide spreads, a strong dollar, deflated commodity prices, distressed conditions in Latin America and Japan, and an ongoing global economic slowdown. An upturn in activity is undoubtedly approaching, but at this point the evidence suggests an eventual recovery is still in the wings (perhaps a matter of another three to four more months), unlikely to be vigorous, and more likely to be slow and protracted. Meanwhile, low-inflation monetary fundamentals remain quite solid: the dollar remains quite strong, gold prices are low and stable, and competitive price-cutting forces are likely to contribute to keeping the overall level relatively stable.

Strategy

     If the year ahead is characterized by very low inflation and a modest pickup in demand as we expect, then short-term interest rates could remain at current levels for quite some time -- contrary to the increases projected by markets for the second half of this year. Sooner or later, a stabilization of short-term interest rates, coupled with virtual price stability, should provide the foundation for further declines in intermediate- and long-term yields, and this, in turn, should augur well for the economy's long-term economic health. Therefore, we plan to continue to steer the portfolio in the direction of longer-maturity bonds, since we think they offer reasonable value and we want to be sure to lock in their yields in advance of what could prove to be a lower-yield future in the years to come.

     We continue to be cognizant of the near-term risks we face, however. Debt burdens remain unusually high for an economy that is reluctant to grant pricing power, so the outlook for corporate earnings does not appear as bright as it otherwise might be at this stage of the business cycle. Therefore we continue to favor bonds of somewhat higher quality than usual, and we hold only a modest exposure to below-investment-grade securities and emerging market debt. We also continue to hold some exposure to high-quality agency debentures and mortgage-backed securities, in the belief that they offer reasonably attractive yields yet little or no default risk. As the economy brightens we would anticipate a gradual reduction in the portfolio's overall credit quality, in search of the more attractive yields that are likely to be available. Meanwhile, we remain especially vigilant, keeping a close watch on our corporate holdings, and attempting to keep the portfolio well diversified so that it can weather what may be a few more squalls before calmer weather sets in later this year.

Dividend Policy

     The market level of yields has fallen substantially, and over time we have made efforts to upgrade the average quality of the portfolio. As such, some modest downward adjustment to our dividend rate will have to be made for 2002. The Board of Directors will continue to review our dividend policy throughout the year.

     Finally, let me reiterate that we remain dedicated to delivering attractive returns to our shareholders, while also taking every precaution to exercise prudence and to keep the portfolio's risk within reasonable bounds. Please don't hesitate to share with us any concerns you might have.

Sincerely,

/S/ James W. Hirschmann

James W. Hirschmann
President

Pacific American Income Shares, Inc.                      (Amounts in Thousands,
Statistical Highlights                                 except per share amounts)
--------------------------------------------------------------------------------

                                                     December 31,
                                             --------------------------
                                               2001              2000
                                             --------          --------
Net Asset Value                              $141,932          $139,344
    Per Share                                  $15.12            $14.84
Net Investment Income                          $9,500           $10,168
    Per Share                                   $1.03             $1.08
Dividends Paid                                 $9,953           $10,047
    Per Share                                   $1.06             $1.07
Capital Gains Paid                                 --                --
    Per Share                                      --                --

--------------------------------------------------------------------------------
The Company
--------------------------------------------------------------------------------
     Pacific American Income Shares, Inc. (the "Company") is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The shares are listed on the New York Stock Exchange where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation PacAmShrs.

--------------------------------------------------------------------------------
Investment Policies
--------------------------------------------------------------------------------
     The Company's fundamental investment policies provide that its portfolio be invested as follows:

[ ] At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

[ ] Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

[ ] Not more than 25% in securities restricted as to resale.

--------------------------------------------------------------------------------
Dividend Reinvestment Plan
--------------------------------------------------------------------------------
     Pacific American Income Shares, Inc. ("PAI" or the "Company") and State Street Bank and Trust Company ("State Street" or the "Agent"), as the Transfer Agent and Registrar of the Company, offer two convenient ways to add shares of the Company to your account. First, PAI offers to all shareholders a Dividend Reinvestment Plan ("Plan"). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of PAI unless the shareholder elects otherwise. Second, the Company offers to registered shareholders (those who own shares in their own name on the Company's records) the option to purchase additional whole and partial shares of PAI - the Optional Cash Investment Service ("Optional Cash Investment Service").

--------------------------------------------------------------------------------
     As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of PAI, if the market price of the shares on the date of the distribution is at or above the net asset value ("NAV") of the shares. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of PAI stock through a broker on the open market. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of State Street. Full and fractional shares will be voted by State Street in accordance with your instructions.

Optional Cash Investment Service

     Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of PAI stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant's funds with those of all other participants in the Plan. The price per share of shares purchased for each participant's account with respect to a particular dividend or other distribution shall be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

     Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have their shares taken out of "street name" and re-register such shares in their own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment
Service

     PAI will pay all costs applicable to the Plan and Optional Cash Investment Service, with noted exceptions. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event PAI determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

     All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

Pacific American Income Shares, Inc.

--------------------------------------------------------------------------------

     You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant's account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

     Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

     Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to State Street Bank and Trust Company, c/o EquiServe, L.L.P., P.O. Box 8200, Boston, MA 02266-8200 - Investor Relations telephone number (800) 426-5523.

Pacific American Income Shares, Inc.
Portfolio Diversification                                      December 31, 2001
--------------------------------------------------------------------------------

                                  [PIE CHART]

    BY RATING*
(At Market Value)

BBB
37.2%

AAA
21.2%

BB
13.6%

A
12.9%

AA
4.4%

B
3.9%

Not Rated
3.4%

Short-Term Securities
2.6%

CCC
0.8%


              BY SECTOR*
          (At Market Value)

             [BAR GRAPH]

0.9%     MORTGAGE-BACKED SECURITIES
2.6%     SHORT-TERM SECURITIES
7.9%     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
11.0%    U.S. GOVERNMENT AND AGENCY OBLIGATIONS
23.7%    YANKEE BONDS
53.9%    CORPORATE BONDS AND NOTES


*EXPRESSED AS A PERCENTAGE OF THE PORTFOLIO


Pacific American Income Shares, Inc.
Schedule of Investments  December 31, 2001                                (Amounts in Thousands)
------------------------------------------------------------------------------------------------
                                                                 Maturity
                                                        Rate       Date        Par       Value
------------------------------------------------------------------------------------------------
Long-Term Securities -- 95.8%

Corporate Bonds and Notes -- 52.9%
   Aerospace/Defense -- 3.7%
   Northrop Grumman Corporation                         9.375%   10/15/24     $2,000   $   2,225
   Raytheon Company                                     6.750%    8/15/07        420         432
   Raytheon Company                                     6.400%   12/15/18      2,000       1,845
   Systems 2001 Asset Trust                             6.664%    9/15/13        690         709/B/
                                                                                       ---------
                                                                                           5,211
                                                                                       ---------

   Automotive -- 1.1%
   Ford Motor Company                                   8.900%    1/15/32        730         783
   Ford Motor Company                                   7.700%    5/15/97        940         844
                                                                                       ---------
                                                                                           1,627
                                                                                       ---------
   Banking and Finance -- 8.1%
   Bank of America Corporation                          7.800%    9/15/16        250         275
   Capital One Bank                                     6.500%    7/30/04        330         333
   Credit Suisse First Boston USA                       5.875%     8/1/06        800         814
   Ford Motor Credit Company                            7.375%     2/1/11        330         325/F/
   Ford Motor Credit Company                            7.250%   10/25/11      1,000         974
   General Motors Acceptance Corporation                7.250%     3/2/11      2,000       2,014
   Household Finance Corporation                        7.200%    7/15/06        300         319
   IBJ Preferred Capital Corp. LLC                      8.790%   12/29/49        130          97/B,D/
   J.P. Morgan Capital Trust                            7.950%     2/1/27        150         154
   Morgan Stanley Dean Witter & Co.                     6.750%   10/15/13      2,700       2,745
   The Sanwa Bank, Ltd., New York                       7.400%    6/15/11      2,100       1,842
   Wells Fargo & Company                                5.900%    5/21/06        300         310/F/
   Wells Fargo Bank NA, San Francisco                   6.450%     2/1/11      1,260       1,288
                                                                                       ---------
                                                                                          11,490
                                                                                       ---------
   Building Materials -- 0.6%

   American Standard Cos., Inc.                         8.250%     6/1/09        500         520
   Nortek, Inc.                                         8.875%     8/1/08        330         327
                                                                                       ---------
                                                                                             847
                                                                                       ---------

------------------------------------------------------------------------------------------------
                                                                 Maturity
                                                        Rate       Date        Par       Value
------------------------------------------------------------------------------------------------
   Cable -- 0.7%
   Adelphia Communications Corporation                  10.875%   10/1/10     $   67      $   68
   Century Communications Corp.                          8.875%   1/15/07        453         432
   Charter Communications Holdings, LLC                  8.625%    4/1/09        250         239
   CSC Holdings Inc.                                     8.125%   7/15/09         70          72
   TCI Communications, Inc.                              8.750%    8/1/15        160         184
                                                                                       ---------
                                                                                             995
                                                                                       ---------
   Chemicals -- 1.5%
   Lyondell Chemical Company                             9.875%    5/1/07        100         100
   The Dow Chemical Company                              5.250%   5/14/04      2,000       2,058
                                                                                       ---------
                                                                                           2,158
                                                                                       ---------
   Diversified Services -- 0.3%
   Gemstone Investors Limited                            7.710%  10/31/04        375         364/B/
                                                                                       ---------
   Electric -- 4.1%
   Centerior Energy Corporation                          7.670%    7/1/04      1,110       1,182
   CMS Energy Corporation                                8.900%   7/15/08        250         251
   Commonwealth Edison Company                           7.000%    7/1/05        450         470
   Exelon Corporation                                    6.750%    5/1/11      3,000       3,008
   Mirant Americas Generation LLC                        8.300%    5/1/11      1,000         925
                                                                                       ---------
                                                                                           5,836
                                                                                       ---------
   Electronics -- 1.0%
   Midwest Generation LLC                                8.560%    1/2/16      1,500       1,488
                                                                                       ---------
   Energy -- 4.9%
   Calpine Corporation                                   4.000%  12/26/06        840         976/B,G/
   Calpine Corporation                                   8.500%   2/15/11        721         645/F/
   Sithe Independence Funding Corporation                9.000%  12/30/13      3,000       3,087
   The AES Corporation                                   9.500%    6/1/09        200         170
   TXU Corp.                                             6.375%   6/15/06      2,000       2,011
                                                                                       ---------
                                                                                           6,889
                                                                                       ---------


Pacific American Income Shares, Inc.
Schedule of Investments  (Continued)                                      (Amounts in Thousands)
------------------------------------------------------------------------------------------------
                                                                 Maturity
                                                        Rate       Date        Par       Value
------------------------------------------------------------------------------------------------
   Environmental Services -- 3.3%
   Allied Waste North America Incorporated              8.875%     4/1/08     $  250      $  259
   Republic Services, Inc.                              6.750%    8/15/11      1,470       1,472
   Safety-Kleen Corp.                                   9.250%    5/15/09        800        0.08/E/
   Waste Management, Inc.                               7.375%    5/15/29      3,000       2,930
                                                                                       ---------
                                                                                           4,661

                                                                                       ---------
   Food, Beverage and Tobacco -- 2.6%
   Nabisco, Inc.                                        7.550%    6/15/15      1,250       1,379
   Philip Morris Companies Inc.                         7.750%    1/15/27      1,200       1,240
   R.J. Reynolds Tobacco Holdings, Inc.                 7.750%    5/15/06      1,010       1,053
                                                                                       ---------
                                                                                           3,672
                                                                                       ---------
   Gaming -- 0.2%
   Horseshoe Gaming Holding Corp.                       8.625%    5/15/09         54          56
   Park Place Entertainment Corporation                 8.125%    5/15/11        250         244/F/
                                                                                       ---------
                                                                                             300
                                                                                       ---------
   Health Care -- 1.8%
   Bristol-Myers Squibb Company                         5.750%    10/1/11      1,230       1,213
   HCA Inc.                                             7.875%     2/1/11        250         258
   HEALTHSOUTH Corporation                              8.375%    10/1/11      1,000       1,027/B/
                                                                                       ---------
                                                                                           2,498
                                                                                       ---------
   Industrial -- 0.2%
   UBS Preferred Funding Trust I                        8.622%    10/1/99        240         268/D/
                                                                                       ---------
   Insurance -- 3.0%
   ACE INA Holdings Inc.                                8.300%    8/15/06      2,000       2,172
   Loews Corporation                                    7.625%     6/1/23      1,242       1,216
   Loews Corporation                                    7.000%   10/15/23      1,000         925
                                                                                       ---------
                                                                                           4,313
                                                                                       ---------
   Machinery (Diversified) -- 0.3%
   Terex Corporation                                    8.875%     4/1/08        424         418
                                                                                       ---------


------------------------------------------------------------------------------------------------
                                                                 Maturity
                                                        Rate       Date        Par       Value
------------------------------------------------------------------------------------------------
   Media -- 2.0%
   AMFM Inc.                                            8.125%   12/15/07     $  175      $  182
   AMFM Inc.                                            8.000%    11/1/08        250         260
   News America Holdings Incorporated                   8.875%    4/26/23      1,325       1,454
   News America Incorporated                            6.750%     1/9/38        930         908
                                                                                       ---------
                                                                                           2,804
                                                                                       ---------
   Oil and Gas -- 3.6%
   Conoco Funding Company                               6.350%   10/15/11        670         678
   Occidental Petroleum Corporation                     7.650%    2/15/06      2,000       2,151
   Sonat Inc.                                           7.625%    7/15/11      2,000       2,025
   Vintage Petroleum, Inc.                              7.875%    5/15/11        250         249
                                                                                       ---------
                                                                                           5,103
                                                                                       ---------
   Oil and Gas (Exploration and Production) -- 0.2%
   Burlington Resources Finance Company                 6.500%    12/1/11        330         322/B/
                                                                                       ---------
   Real Estate -- 0.1%
   Socgen Real Estate Co. LLC                           7.640%   12/29/49        150         155/B,D/
                                                                                       ---------
   Services -- 0.7%
   Fuji Co., Ltd.                                       9.870%   12/31/49      1,250         988/B,D/
                                                                                       ---------
   Steel (Producers) -- 0.2%
   AK Steel Corporation                                 7.875%    2/15/09        250         246
                                                                                       ---------
   Telecommunications -- 4.4%
   Nextel Communications, Inc.                          9.375%   11/15/09        213         165/F/
   Qwest Capital Funding Inc.                           7.750%    2/15/31      1,500       1,446
   Qwest Corporation                                    7.200%    11/1/04        300         306
   TCI Communications Financing III                     9.650%    3/31/27      3,000       3,335
   WorldCom, Inc.                                       7.750%     4/1/07        441         467
   WorldCom, Inc.                                       8.250%    5/15/31        550         580
                                                                                       ---------
                                                                                           6,299
                                                                                       ---------



Pacific American Income Shares, Inc.
Schedule of Investments  (Continued)                                         (Amounts in Thousands)
---------------------------------------------------------------------------------------------------

                                                                   Maturity
                                                           Rate      Date       Par       Value
---------------------------------------------------------------------------------------------------
   Utilities -- 4.3%
   Entergy Gulf States, Inc.                               8.250%    4/1/04   $3,200     $ 3,433
   PNPP II Funding Corporation                             9.120%   5/30/16    2,459       2,735/F/
                                                                                         -------
                                                                                           6,168
                                                                                         -------

   Total Corporate Bonds and Notes (Identified
     Cost -- $74,558)                                                                     75,120
---------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 0.9%

   Fixed-Rate Securities -- 0.9%
   Glendale Federal Savings Bank 1978-A                    9.130%   1/25/08       38          38
   Nomura Asset Securities Corporation
     1996-MD5                                              7.120%   4/13/36    1,170       1,243
                                                                                         -------
   Total Mortgage-Backed Securities (Identified
     Cost -- $1,207)                                                                       1,281
---------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 10.8%

   Fixed-Rate Securities -- 10.8%
   Fannie Mae                                              6.500%   8/15/04    2,000       2,131/F/
   Fannie Mae                                              5.375%  11/15/11      170         165/F/
   Freddie Mac                                             6.250%   7/15/04    4,000       4,237/F/
   Freddie Mac                                             6.875%   9/15/10      661         713/F/
   Freddie Mac                                             5.875%   3/21/11      489         483
   United States Treasury Bonds                            6.250%   5/15/30      580         628/F/
   United States Treasury Notes                            5.875%  11/15/04    4,830       5,112/F/
   United States Treasury Notes                            4.625%   5/15/06    1,790       1,815/F/
   United States Treasury Notes                            6.000%   8/15/09      110         117/F/
                                                                                         -------
   Total U.S. Government and Agency Obligations
     (Identified Cost -- $14,648)                                                         15,401
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------

                                                                     Maturity
                                                           Rate        Date        Par       Value
---------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 7.8%

   Fixed-Rate Securities -- 7.8%
   Fannie Mae                                              8.000%     4/25/06    $  591     $   616
   Fannie Mae                                             10.500%      7/1/09        80          88
   Fannie Mae                                              6.000%      4/1/14        18          18
   Fannie Mae                                             14.500%      6/1/17        36          44
   Fannie Mae                                             14.000%   9/1/17 to       461         567
                                                                       2/1/18
   Fannie Mae                                             13.500%     10/1/17        47          57
   Fannie Mae                                             11.500%     11/1/17       226         264
   Fannie Mae                                             13.250%      3/1/18        72          87
   Freddie Mac                                            10.250%      5/1/09        90          99
   Freddie Mac                                            11.875%     6/15/13       133         140
   Freddie Mac                                             6.500%      2/1/29     5,443       5,459
   Government National Mortgage Association               12.250%     3/20/14        35          40
   Government National Mortgage Association                9.000%     9/15/19        58          63
   Government National Mortgage Association                7.000%  8/15/25 to     2,834       2,902
                                                                      6/15/28
   Government National Mortgage Association                6.500%     8/15/28        73          73
   Government National Mortgage Association                6.000%    12/15/28       543         534
                                                                                            -------
   Total U.S. Government Agency Mortgage-Backed
     Securities (Identified Cost -- $10,775)                                                 11,051
---------------------------------------------------------------------------------------------------------
Yankee Bonds/A/ -- 23.4%

   Banking and Finance -- 9.9%
   Chohung Bank                                           11.875%      4/1/10     1,000       1,082/B,D/
   Credit Suisse First Boston, London                      7.900%      5/1/07     3,000       3,126/B,D/
   Hanvit Bank                                            12.750%      3/1/10     1,000       1,115/B,D/
   Korea Exchange Bank                                    13.750%     6/30/10     1,000       1,115/B,D,F/
   PDVSA Finance Ltd.                                      8.500%    11/16/12     1,100       1,001
   PDVSA Finance Ltd. 1999 - K                             9.950%     2/15/20     2,000       2,025


Pacific American Income Shares, Inc.
Schedule of Investments  (Continued)                                             (Amounts in Thousands)
-------------------------------------------------------------------------------------------------------

                                                                     Maturity
                                                           Rate        Date       Par       Value
-------------------------------------------------------------------------------------------------------

   Banking and Finance -- Continued
   Petrozuata Finance, Inc.                                8.220%      4/1/17   $1,740     $ 1,309/B/
   Royal Bank of Scotland Group plc                        8.817%     3/31/49    1,000       1,084
   SB Treasury Company LLC                                 9.400%    12/29/49      600         576/B,D/
   Standard Chartered plc                                  2.150%    12/29/49    2,550       1,632/C/
                                                                                           -------
                                                                                            14,065
                                                                                           -------
   Foreign Governments -- 6.7%
   Federative Republic of Brazil                           8.000%     4/15/14    1,822       1,387/F/
   Federative Republic of Brazil                          11.000%     8/17/40      520         401/F/
   Province of Manitoba                                    9.500%     9/15/18      730         977
   Quebec Province                                         7.500%     9/15/29      350         391
   Quebec Province                                         7.220%     7/22/36      980       1,141/D/
   Republic of Bulgaria                                    4.563%     7/28/11      185         161/C/
   Republic of Bulgaria                                    4.563%     7/28/12      450         406/C/
   Republic of Panama                                      4.625%     7/17/16      290         236/C/
   Republic of the Philippines                             9.875%     1/15/19      310         293
   Republic of the Philippines                             9.500%    10/21/24      110         114/F/
   Russian Federation                                      8.250%     3/31/10     0.04        0.03/B/
   Russian Federation                                      5.000%     3/31/30     0.32        0.18/B,D/
   United Mexican States                                   8.375%     1/14/11    1,090       1,128
   United Mexican States                                  11.500%     5/15/26    2,210       2,817
                                                                                           -------
                                                                                             9,452
                                                                                           -------
   Forestry -- 0.2%
   Tembec Industries, Inc.                                 8.500%      2/1/11      250         258
                                                                                           -------
   Oil and Gas -- 1.0%
   Petroliam Nasional Berhad                               7.125%     8/15/05      150         157/B/
   Petroliam Nasional Berhad                               7.625%    10/15/26    1,290       1,200/B/
                                                                                           -------
                                                                                             1,357
                                                                                           -------
   Steel (Producers) -- 1.1%
   Pohang Iron & Steel Co., Ltd.                           7.375%     5/15/05    1,500       1,579
                                                                                           -------


--------------------------------------------------------------------------------------------------------

                                                                     Maturity
                                                           Rate        Date       Par       Value
--------------------------------------------------------------------------------------------------------
   Telecommunications -- 2.6%
   British Telecommunications plc                          8.375%    12/15/10   $  660     $    729
   British Telecommunications plc                          8.625%    12/15/30      330          379
   France Telecom SA                                       7.750%      3/1/11      500          535/B,D/
   France Telecom SA                                       8.500%      3/1/31      240          274/B,D/
   Nortel Networks Ltd.                                    6.125%     2/15/06      750          624/F/
   Telefonica de Argentina S.A.                           11.875%     11/1/04    1,500        1,125/F/
                                                                                           --------
                                                                                              3,666
                                                                                           --------
   Transportation -- 1.0%
   C P Railway Limited                                     7.125%    10/15/31    1,500        1,491
                                                                                           --------
   Utilities -- 0.9%
   Tata Electric Company                                   8.500%     8/19/17    1,500        1,316
                                                                                           --------
   Total Yankee Bonds (Identified Cost -- $32,792)                                           33,184
                                                                                           --------
   Total Long-Term Securities (Identified
     Cost -- $133,980)                                                                      136,037
--------------------------------------------------------------------------------------------------------
Short-Term Securities -- 2.7%

   Corporate Bonds and Notes -- 0.2%
   DaimlerChrysler North America Holding Corp.             6.670%     2/15/02       20           20
   Mitchell Energy & Development Corp.                     9.250%     1/15/02       27           27
   Niagara Mohawk Power Co.                                5.875%      9/1/02      150          153
                                                                                           --------
                                                                                                200
                                                                                           --------


Pacific American Income Shares, Inc.
Schedule of Investments  (Continued)                                       (Amounts in Thousands)
-------------------------------------------------------------------------------------------------


                                                                               Par       Value
-------------------------------------------------------------------------------------------------
   Repurchase Agreements -- 2.5%
   Lehman Brothers, Inc.
     1.55%, dated 12/31/01, to be repurchased at
     $3,581 on 1/2/02 (Collateral:$12,330 Resolution
     Funding Corp. principal-only security, 0%, due
     1/15/21, value $3,653)                                                   $3,581    $  3,581
                                                                                        --------
   Total Short-Term Securities (Identified Cost -- $3,779)                                 3,781
-------------------------------------------------------------------------------------------------
   Total Investments -- 98.5% (Identified Cost -- $137,759)                              139,818
   Other Assets Less Liabilities -- 1.5%                                                   2,114
                                                                                        --------

   Net assets -- 100.0%                                                                 $141,932
                                                                                        ========
-------------------------------------------------------------------------------------------------

/A/ Yankee Bond -- Dollar-denominated bond issued in the U.S. by foreign entities.

/B/ Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 10.66% of net assets.

/C/ Indexed Security -- The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is the rate as of December 31, 2001.

/D/ Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

/E/  Bond is in default at December 31, 2001.

/F/ All or a portion of these securities is on loan. See Note 3 to financial statements.

/G/ Convertible Security -- Security may be converted into common stock of the company.

See notes to financial statements.


Pacific American Income Shares, Inc.
Statement of Assets and Liabilities  December 31, 2001                    (Amounts in Thousands)
------------------------------------------------------------------------------------------------
ASSETS:
   Investment securities at market value (cost $134,178)              $136,237
   Repurchase agreement at cost                                          3,581
                                                                      --------
         Total investments                                                              $139,818
   Receivable for accrued interest                                                         2,162
   Collateral for securities loaned                                                       19,574
   Other assets                                                                               14
                                                                                        --------
                                                                                         161,568

LIABILITIES:
   Obligation to return collateral for securities loaned                19,574
   Accrued expenses                                                         62
                                                                      --------
                                                                                          19,636
                                                                                        --------
NET ASSETS -- equivalent to $15.12 per share on
      9,389 shares of common stock outstanding                                          $141,932
                                                                                        ========

SUMMARY OF STOCKHOLDERS' EQUITY:
   Common stock, par value $.01 per share: authorized
      20,000 shares; 9,389 issued and outstanding
      shares                                                          $     94
   Additional paid-in capital                                          142,335
   Under/(over) distributions of net investment income                     163
   Accumulated net realized gain/(loss) on investments                  (2,719)
   Unrealized appreciation/(depreciation) of investments                 2,059
                                                                      --------
   Net assets applicable to outstanding common stock                                    $141,932
                                                                                        ========

--------
See notes to financial statements.


Pacific American Income Shares, Inc.
Statement of Operations                                                    (Amounts in Thousands)
-------------------------------------------------------------------------------------------------

                                                                             For the Year Ended
                                                                              December 31, 2001
                                                                             ------------------
INVESTMENT INCOME:
   Interest income                                                                  $10,601
                                                                                    -------

EXPENSES:
   Advisory fee                                                                         751
   Custodian fee                                                                         95
   Audit and legal fees                                                                  49
   Directors' fees and expenses                                                          61
   Registration fees                                                                     28
   Reports to shareholders                                                               34
   Taxes, other than federal income taxes                                                23
   Transfer agent and shareholder servicing expense                                      67
   Other                                                                                 17
                                                                                    -------
                                                                                      1,125
   Less fees waived                                                                     (24)
                                                                                    -------
   Total expenses, net of waivers                                                     1,101
                                                                                    -------
         Net investment income                                                        9,500
                                                                                    -------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments                                              259
   Unrealized appreciation/(depreciation) of investments                              2,782
                                                                                    -------
         Net realized and unrealized gain/(loss) on investments                       3,041
                                                                                    -------
   Change in net assets resulting from operations                                   $12,541
                                                                                    =======

--------
See notes to financial statements.

Pacific American Income Shares, Inc.
Statement of Changes in Net Assets                                       (Amounts in Thousands)
-----------------------------------------------------------------------------------------------

                                                               For the Years Ended December 31,
                                                                   2001                2000
                                                              --------------       ------------
Operations:
   Net investment income                                          $  9,500            $ 10,168
   Net realized gain/(loss) on investments                             259                (395)
   Increase/(decrease) in unrealized appreciation of
      investments                                                    2,782               3,133
                                                                 ---------          ----------
   Change in net assets resulting from operations                   12,541              12,906

Distributions to shareholders from:
   Net investment income                                            (9,953)            (10,047)
                                                                 ---------          ----------
      Total increase/(decrease)                                      2,588               2,859
Net Assets:
   Beginning of year                                               139,344             136,485
                                                                 ---------          ----------
   End of year (including under/(over) distributed
      net investment income of $163 and $201,
      respectively)                                               $141,932            $139,344
                                                                 =========          ==========

--------
See notes to financial statements.

Pacific American Income Shares, Inc.
Financial Highlights
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of common stock outstanding throughout each year, total investment return, ratios to average net assets and other supplemental data.


                                                      For the Years Ended December 31,
                                             --------------------------------------------------
                                               2001      2000       1999       1998      1997
                                             -------   --------   --------   -------   --------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year            $14.84     $14.54     $15.56    $16.11     $15.77
                                             -------   --------   --------   -------   --------
  Net investment income                         1.03       1.08       1.06      1.04       1.14
  Net realized and unrealized gain/
    (loss) on investments                         31         29       (.99)     (.06)        76
                                             -------   --------   --------   -------   --------
Total from investment operations                1.34       1.37         07        98       1.90
                                             -------   --------   --------   -------   --------
Distributions paid from:
  Net investment income                        (1.06)     (1.07)     (1.05)    (1.18)     (1.18)
  Net realized gain/(loss) on investments        --         --        (.04)     (.35)      (.38)
                                             -------   --------   --------   -------   --------
Total distributions                            (1.06)     (1.07)     (1.09)    (1.53)     (1.56)
                                             -------   --------   --------   -------   --------
Net asset value, end of year                  $15.12     $14.84     $14.54    $15.56     $16.11
                                             =======   ========   ========   =======   ========

Market value per share, end of year           $14.56     $13.50     $11.88    $15.75     $16.25
                                             =======   ========   ========   =======   ========

TOTAL RETURN:
Based on market value per share                15.86%     23.34%    (18.39)%    6.61%     24.73%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                         .77%       .78%       .76%      .76%       .71%
Net investment income                           6.66%      7.48%      7.07%     6.54%      7.11%

SUPPLEMENTAL DATA:
Portfolio turnover rate                          116%        78%       242%      378%       201%
Net assets at end of year
  (in thousands)                            $141,932   $139,344   $136,485  $146,103   $150,139

---------
See notes to financial statements.

Pacific American Income Shares, Inc.
Notes to Financial Statements                             (Amounts in Thousands)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     Pacific American Income Shares, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The significant accounting policies of the Company, which are in accordance with accounting principles generally accepted in the United States of America, include the following:

         (a) Cash -- Cash includes demand deposits held with the Company's custodian and does not include short-term investments.

         (b) Investments -- Security transactions are recorded on the trade date. Investment securities owned at December 31, 2001, are reflected in the accompanying schedule of investments at their value on December 31, 2001. In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

            The net realized gain or loss on investment transactions is determined for federal income tax and financial reporting purposes on the basis of identified cost. Purchases and sales of securities other than short-term and U.S. government securities for the year ended December 31, 2001, aggregated $61,555 and $41,339, respectively. Purchases and sales of U.S. government securities for the year ended December 31, 2001, were $98,475 and $113,173, respectively.

         (c) Recognition of income, expenses and distributions to shareholders -- The Company accrues interest income and expenses on a daily basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

             As required, effective January 1, 2001, the Company adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Company did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Company, but resulted in a $166 increase in cost of securities and a corresponding $166 decrease in net unrealized appreciation, based on securities held by the Company on January 1, 2001.

Pacific American Income Shares, Inc.
Notes to Financial Statements  (Continued)                (Amounts in Thousands)
--------------------------------------------------------------------------------

             The effect of this change for the year ended December 31, 2001, was to increase net investment income by $131, decrease net unrealized appreciation by $122, and decrease net realized gains by $9. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

         (d) Federal income taxes -- No provision for federal income or excise taxes is required since the Company intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

             Distributions during the year ended December 31, 2001, were characterized as follows for tax purposes:

             Ordinary income                                  $9,953
                                                             -------
             Total distributions                              $9,953
                                                             =======

             The tax basis components of net assets at December 31, 2001, were as follows:

             Unrealized appreciation                         $ 5,925
             Unrealized depreciation                          (4,072)
                                                           ---------
             Net unrealized appreciation/(depreciation)        1,853
             Capital loss carryforwards                       (2,350)
             Paid-in capital                                 142,429
                                                           ---------
             Net assets                                     $141,932
                                                           =========

             Pursuant to federal income tax regulations applicable to investment companies, the Company elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002 in the amount of $299. The Company intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the Company has capital loss carryforwards of $1,749 and $601, which expire in 2007 and 2008, respectively.

             For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended

     December 31, 2001, the Company recorded the following permanent reclassifications, which relate primarily to a distribution in excess of net investment income. Results of operations and net assets were not affected by these reclassifications.

             Undistributed net investment income            $ 249
             Accumulated realized gains/(losses)                1
             Paid-in capital                                 (250)

             At December 31, 2001, the cost of investments for federal income tax purposes was $137,965.

         (e) Use of estimates -- Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         (f) Foreign currency translation -- Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

NOTE 2 -- INVESTMENT ADVISORY AGREEMENT AND AFFILIATED PERSONS

     The Company has entered into an investment advisory agreement with Western Asset Management Company ("Adviser"), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Company. In return for its advisory services, the Company pays the Adviser a monthly fee at an annual rate of 0.7% of the average monthly net assets of the Company up to $60,000 and 0.4% of such net assets in excess of $60,000. If expenses (including the Adviser's fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Company of its securities, and extraordinary expenses beyond the control of the Company) borne by the Company in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser will reimburse the Company for any excess. No expense reimbursement is due for the year ended December 31, 2001.

     On April 17, 1998, the Adviser entered into an investment subadvisory agreement with Western Asset Management Company Limited ("WAML") to provide the Company with investment research, advice, management and supervision and a continuous investment program for the Company's portfolio of non-dollar securities consistent with the Company's investment objectives and policies. As compensation, the Adviser will pay WAML a fee based on the pro rata assets of the Company managed by WAML during the month.

Pacific American Income Shares, Inc.
Notes to Financial Statements  (Continued)                (Amounts in Thousands)
--------------------------------------------------------------------------------

NOTE 3 -- SECURITIES LOANED

     The Company lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Company's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At December 31, 2001, the market value of the securities on loan to broker-dealers was $18,590, for which the Company received collateral of $19,574 in cash. Such collateral is in the possession of the Company's custodian. As with other extensions of credit, the Company may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

NOTE 4 -- FORWARD CURRENCY EXCHANGE CONTRACTS

     Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Company as an unrealized gain or loss. When the contract is closed or delivery is taken, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Company's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Company could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Company if the counterparties do not complete the transaction.

     At December 31, 2001, there were no open forward currency exchange contracts.

Pacific American Income Shares, Inc.
Report of Independent Accounts
--------------------------------------------------------------------------------


To the Shareholders and Directors of Pacific American Income Shares, Inc.:


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pacific American Income Shares, Inc. (hereafter referred to as the "Company") at December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 31, 2002

Pacific American Income Shares, Inc.
Directors and Officers
--------------------------------------------------------------------------------

     The table below provides information about each of the Company's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 117 East Colorado Boulevard, Pasadena, California 91105.

------------------------------------------------------------------------------------------------------------------------------------
                                         Term of
                                        Office and
                        Position(s)     Length of         Number of           Other
                         Held With         Time            Funds          Directorships      Principal Occupation(s)
   Name and Age           Company       Served/A/         Overseen            Held         During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
 McGagh, William G.     Chairman        Since 1984    Member of the           None         Former Senior Vice
 Age 72                 and Director                  Board of Directors                   President and Chief
                                                      of Western Asset                     Financial Officer of
                                                      Funds, Inc.                          Northrop Grumman
                                                      (consisting of 6                     Corporation (military aircraft).
                                                      portfolios).
------------------------------------------------------------------------------------------------------------------------------------
 Arnault, Ronald J.     Director        Since 1997    Member of the           None         President, RJA Consultants
 Age 57                                               Board of Directors                   (energy industry financial
                                                      of Western Asset                     consulting), since 1997.
                                                      Funds, Inc.                          Retired (1996) Executive
                                                      (consisting of 6                     Vice President, chief
                                                      portfolios).                         Financial Officer and member of the
                                                                                           Board of Directors of ARCO.
------------------------------------------------------------------------------------------------------------------------------------
 Bryson, John E.        Director        Since 1987    Member of the        Director of     Chairman and CEO, Edison
 Age 58                                               Board of Directors   The Boeing      International, since 1990.
                                                      of Western Asset     Company         Former Chairman and CEO
                                                      Funds, Inc.          and The         of Southern California
                                                      (consisting of 6     Walt Disney     Edison Company,
                                                      portfolios).         Company.        1990-1999.
------------------------------------------------------------------------------------------------------------------------------------
 DeFrantz, Anita L.     Director        Since 1998    Member of the           None         President, Amateur Athletic
 Age 49                                               Board of Directors                   Foundation of Los Angeles,
                                                      of Western Asset                     since 1987; President of
                                                      Funds, Inc.                          Kids in Sports, since 1994;
                                                      (consisting of 6                     Vice President of the
                                                      portfolios).                         International Olympic Committee,
                                                                                           since 1997, and Vice President FISA,
                                                                                           the International Rowing Federation
                                                                                           since 1993.
------------------------------------------------------------------------------------------------------------------------------------
 Olson, Ronald L./B/    Director        Since 1987    Member of the        Director of     Partner, Munger, Tolles &
 Age 60                                               Board of Directors   Edison Inter-   Olson, Attorneys.
                                                      of Western Asset     national and
                                                      Funds, Inc.          Berkshire
                                                      (consisting of 6     Hathaway Inc.
                                                      portfolios).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Term of
                                        Office and
                        Position(s)     Length of         Number of           Other
                         Held With         Time            Funds          Directorships      Principal Occupation(s)
   Name and Age           Company       Served/A/         Overseen            Held         During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
 Siart, William E.B.    Director        Since 1997    Member of the           None         Chairman, Walt Disney
 Age 55                                               Board of Directors                   Concert Hall I, Inc. (since
                                                      of Western Asset                     1998). Chairman, Excellent
                                                      Funds, Inc.                          Education Development
                                                      (consisting of 6                     (since 2000), President and
                                                      portfolios).                         Chief Executive Officer (1998-2000).
                                                                                           Formerly: First Interstate Bancorp
                                                                                           (1978- 1996), Chairman and
                                                                                           CEO (1995-1996).
------------------------------------------------------------------------------------------------------------------------------------
 Simpson, Louis A.      Director        Since 1994    Member of the       Director of      President and CEO of
 Age 65                                               Board of Directors  AT&T, Science    Capital Operations (since
                                                      of Western Asset    Applications     1993), Vice Chairman
                                                      Funds, Inc.         International    (1985-1993), Senior Vice
                                                      (consisting of 6    Corporation      President and Chief
                                                      portfolios).        (SAIC) and       Investment Officer
                                                                          HNC Software.    (1979-1985) of Government
                                                                                           Employees Insurance Company
                                                                                           (GEICO). Former President and
                                                                                           CEO of Western Asset Management
                                                                                           Company (1977-1979).
------------------------------------------------------------------------------------------------------------------------------------
 Hirschmann, James W.   President       Since 1999                        Member of the    President and CEO of
 Age 41                                                                   Board of         Western Asset Management
                                                                          Directors of     Company since 1999;
                                                                          Western Asset    Managing Director of
                                                                          Management       Western Asset Management
                                                                          Company.         Company Limited (since 1996);
                                                                                           Director of Marketing for
                                                                                           Western Asset Management
                                                                                           Company 1991-1996. President of
                                                                                           Western Asset Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Grannis, Scott F.      Vice President  Since 1990                            None         Economist of Western Asset
 Age 52                                                                                    Management Company; Vice President
                                                                                           of Western Asset Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Harker, Ilene S.       Vice President  Since 1993                            None         Secretary and Director of
 Age 47                                                                                    Compliance and Controls,
                                                                                           Western Asset Management Company;
                                                                                           Vice President of Western Asset
                                                                                           Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------


Pacific American Income Shares, Inc.
Directors and Officers  (Continued)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                         Term of
                                        Office and
                        Position(s)     Length of     Number of           Other
                         Held With         Time        Funds          Directorships      Principal Occupation(s)
   Name and Age           Company       Served/A/     Overseen            Held         During the Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
 Leech, S. Kenneth      Vice President  Since 1998                        None         Chief Investment Officer.
 Age 47                                                                                Western Asset Management Company;
                                                                                       Vice President of Western
                                                                                       Asset Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
 Walsh, Stephen A.      Vice President  Since 1999                        None         Deputy Chief Investment
 Age 43                                                                                Officer, Western Asset Management
                                                                                       Company; Vice President,
                                                                                       Western Asset Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
 Hathaway, Lisa G.      Secretary       Since 1999                        None         Senior Compliance
 Age 39                                                                                Officer, Western Asset Management
                                                                                       Company since 1999. Assistant Vice
                                                                                       President, Fund Business Management
                                                                                       Group, Capital Research and
                                                                                       Management Company (1990-1999).
--------------------------------------------------------------------------------------------------------------------------------
 Karpinski, Marie K.    Treasurer       Since 2001                        None         Vice President and Treasurer
 Age 53                                                                                of Legg Mason Fund Adviser, Inc.,
                                                                                       Legg Mason Funds and Western Asset
                                                                                       Funds, Inc.; Treasurer of
                                                                                       Pacific American Income Shares, Inc.
--------------------------------------------------------------------------------------------------------------------------------

/A/ Directors of the Company serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Company serve one-year terms, subject to annual reappointment by the Board of Directors.

/B/ Because Mr. Olson's law firm provides legal services to Western Asset Management Company, Mr. Olson is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended.

28